UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Hexavest Equity Funds

Semiannual Report

January 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2021

Eaton Vance

Hexavest Equity Funds

Eaton Vance

Hexavest Global Equity Fund

January 31, 2021

Performance1,2

Portfolio Managers Vital Proulx, CFA, Jean-François Bérubé, Ph.D., Jean-Pierre Couture, Christian Crête, CFA, and Marc Christopher Lavoie, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception

Class A at NAV	08/29/2012	08/29/2012	10.08%	2.49%	7.12%	7.06%
Class A with 5.75% Maximum Sales Charge	—	—	3.78	–3.37	5.87	6.31
Class C at NAV	12/01/2016	08/29/2012	9.68	1.75	6.46	6.66
Class C with 1% Maximum Sales Charge	—	—	8.68	0.75	6.46	6.66
Class I at NAV	08/29/2012	08/29/2012	10.25	2.83	7.41	7.33

MSCI World Index	—	—	16.21%	15.45%	13.34%	11.13%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

Gross				1.72%	2.47%	1.47%
Net				1.16	1.91	0.91

Fund Profile

Equity Sector Allocation (% of net assets)4

Geographic Allocation (% of net assets)4,5

Top 10 Holdings (% of net assets)4,5

MSCI Emerging Markets Index Futures Contracts	3.8%

E-mini S&P 500 Index Futures Contracts	2.7

Microsoft Corp.	2.6

Apple, Inc.	2.0

Johnson & Johnson	1.9

JPMorgan Chase & Co.	1.7

Nestle S.A.	1.6

Roche Holding AG	1.4

Barrick Gold Corp.	1.3

Euro Stoxx 50 Index Futures Contracts	1.2

Total	20.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest International Equity Fund

January 31, 2021

Performance1,2

Portfolio Managers Vital Proulx, CFA, Jean-François Bérubé, Ph.D., Jean-Pierre Couture, Christian Crête, CFA, and Marc Christopher Lavoie, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception

Class A at NAV	08/29/2012	08/29/2012	7.37%	–2.15%	3.63%	3.41%
Class A with 5.75% Maximum Sales Charge	—	—	1.20	–7.76	2.41	2.69
Class I at NAV	08/29/2012	08/29/2012	7.55	–1.86	3.89	3.68

MSCI EAFE Index	—	—	17.58%	8.94%	8.83%	7.18%

% Total Annual Operating Expense Ratios[3]					Class A	Class I

Gross					1.40%	1.15%
Net					1.15	0.90

Fund Profile

Equity Sector Allocation (% of net assets)4

Geographic Allocation (% of net assets)4,5

Top 10 Holdings (% of net assets)4,5

Nikkei 225 Index Futures Contracts	2.9%

Nestle S.A.	2.9

MSCI Emerging Markets Index Futures Contracts	2.6

Roche Holding AG	2.5

Novartis AG	2.1

AstraZeneca PLC	1.7

Novo Nordisk A/S, Class B	1.5

Euro Stoxx 50 Index	1.4

GlaxoSmithKline PLC	1.4

Diageo PLC	1.4

Total	20.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C for the Hexavest Global Equity Fund is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 11/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

[5]	Excludes cash and cash equivalents.

Fund profiles subject to change due to active management.

Important Notice to Shareholders

In February 2021, the Board of Trustees of Eaton Vance Growth Trust, on behalf of its series Eaton Vance Hexavest Global Equity Fund and Eaton Vance Hexavest International Equity Fund (the “Funds”), approved the liquidation of the Funds. As of the close of business on February 19, 2021, shares of the Funds were no longer available for purchase or exchange. All of the Funds’ outstanding shares were redeemed and the Funds were liquidated on February 25, 2021.

4

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 – January 31, 2021).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Hexavest Global Equity Fund

	Beginning Account Value (8/1/20)	Ending Account Value (1/31/21)	Expenses Paid During Period* (8/1/20 – 1/31/21)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,100.80	$6.09	**	1.15%
Class C	$1,000.00	$1,096.80	$10.04	**	1.90%
Class I	$1,000.00	$1,102.50	$4.77	**	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.85	**	1.15%
Class C	$1,000.00	$1,015.60	$9.65	**	1.90%
Class I	$1,000.00	$1,020.70	$4.58	**	0.90%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2020.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Fund Expenses — continued

Eaton Vance Hexavest International Equity Fund

	Beginning Account Value (8/1/20)	Ending Account Value (1/31/21)	Expenses Paid During Period* (8/1/20 – 1/31/21)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,073.70	$6.27	**	1.20%
Class I	$1,000.00	$1,075.50	$4.97	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.20	$6.11	**	1.20%
Class I	$1,000.00	$1,020.40	$4.84	**	0.95%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2020.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Hexavest Global Equity Fund

January 31, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 83.8%
Security	Shares	Value

Australia — 1.9%

ASX, Ltd.	165	$9,016

BHP Group, Ltd.	679	22,644

CSL, Ltd.	69	14,305

Newcrest Mining, Ltd.	1,141	21,687

South32, Ltd.	22,944	44,251

Telstra Corp., Ltd.	7,227	17,163

		$129,066

Belgium — 0.3%

Anheuser-Busch InBev S.A./NV	118	$7,407

UCB S.A.	128	13,255

		$20,662

Canada — 3.2%

Agnico Eagle Mines, Ltd.(1)	1,132	$79,025

Barrick Gold Corp.	3,999	89,315

First Quantum Minerals, Ltd.	1,310	21,821

Suncor Energy, Inc.	355	5,938

Yamana Gold, Inc.	4,620	21,529

		$217,628

Denmark — 1.2%

AP Moller - Maersk A/S, Class B	9	$18,487

Novo Nordisk A/S, Class B	920	64,095

		$82,582

Finland — 0.6%

Fortum Oyj	683	$16,520

Kone Oyj, Class B	274	21,549

		$38,069

France — 1.7%

Air Liquide S.A.	74	$12,102

AXA S.A.	376	8,330

Credit Agricole S.A.(2)	451	5,104

Danone S.A.	76	5,054

Hermes International	17	17,346

L’Oreal S.A.	124	43,623

LVMH Moet Hennessy Louis Vuitton SE	25	15,115

Vinci S.A.	134	12,426

		$119,100

Security	Shares	Value

Germany — 2.5%

adidas AG(2)	30	$9,512

Allianz SE	215	48,592

BASF SE	186	14,375

Beiersdorf AG	125	13,644

Deutsche Telekom AG	674	11,986

E.ON SE	1,064	11,256

Porsche Automobil Holding SE, PFC Shares	221	15,350

RWE AG	495	21,264

SAP SE	115	14,592

Uniper SE	404	14,147

		$174,718

Hong Kong — 0.3%

CLP Holdings, Ltd.	500	$4,692

Hong Kong Exchanges & Clearing, Ltd.	200	12,787

Power Assets Holdings, Ltd.	500	2,653

		$20,132

Italy — 0.7%

Enel SpA	3,042	$30,171

Ferrari NV	93	19,352

		$49,523

Japan — 9.2%

Ajinomoto Co., Inc.	500	$11,823

Amada Co., Ltd.	1,200	13,511

Astellas Pharma, Inc.	600	9,739

Bridgestone Corp.	100	3,726

Chubu Electric Power Co., Inc.	600	7,349

Chugai Pharmaceutical Co., Ltd.	300	15,699

Daikin Industries, Ltd.	100	21,113

FUJIFILM Holdings Corp.	100	5,728

Hoya Corp.	100	12,795

Ito En, Ltd.	200	12,480

ITOCHU Corp.(1)	600	17,183

Kao Corp.	200	14,511

KDDI Corp.	500	14,696

Kobayashi Pharmaceutical Co., Ltd.	100	11,261

Mitsubishi Corp.	200	5,066

Mitsubishi Electric Corp.	900	13,729

Murata Manufacturing Co., Ltd.	100	9,605

Nikon Corp.	1,000	7,969

Nintendo Co., Ltd.	50	28,782

Nippon Express Co., Ltd.	200	13,588

Nissin Foods Holdings Co., Ltd.	200	17,287

7	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Obayashi Corp.	1,400	$11,727

Ono Pharmaceutical Co., Ltd.	400	11,940

ORIX Corp.	2,650	42,522

Otsuka Corp.	200	10,070

Santen Pharmaceutical Co., Ltd.	600	9,923

Sekisui House, Ltd.	600	11,592

Shin-Etsu Chemical Co., Ltd.	100	17,408

SoftBank Corp.	600	7,882

Sony Corp.	400	38,285

Subaru Corp.	600	11,526

Sumitomo Mitsui Financial Group, Inc.	700	21,748

Sumitomo Realty & Development Co., Ltd.	300	9,056

Sundrug Co., Ltd.	300	11,902

Suzuken Co., Ltd.	300	11,619

Sysmex Corp.	100	11,666

Taiheiyo Cement Corp.	100	2,490

Terumo Corp.	300	11,660

Toho Gas Co., Ltd.	200	11,757

Tokio Marine Holdings, Inc.	200	9,824

Tokyo Gas Co., Ltd.	600	13,148

Toyo Suisan Kaisha, Ltd.	200	9,843

Toyota Tsusho Corp.	350	13,671

Tsuruha Holdings, Inc.	100	13,279

Yakult Honsha Co., Ltd.	200	10,215

Yamaha Corp.	100	5,636

Yamazaki Baking Co., Ltd.	700	12,888

Z Holdings Corp.	1,800	11,182

		$632,099

Netherlands — 0.4%

Akzo Nobel NV	134	$13,641

Heineken NV	123	12,831

		$26,472

Norway — 0.1%

Telenor ASA	525	$8,661

		$8,661

Singapore — 0.5%

Ascendas Real Estate Investment Trust	4,000	$9,229

DBS Group Holdings, Ltd.	1,000	18,857

Singapore Telecommunications, Ltd.	4,000	7,125

		$35,211

Security	Shares	Value

Spain — 1.2%

Banco Santander S.A.(2)	7,845	$22,899

Endesa S.A.	529	13,520

Industria de Diseno Textil S.A.	730	21,650

Red Electrica Corp. S.A.	728	13,823

Telefonica S.A.	2,609	11,258

		$83,150

Sweden — 0.8%

Assa Abloy AB, Class B	680	$16,818

Atlas Copco AB, Class A	360	19,531

Essity AB, Class B	164	5,238

Svenska Handelsbanken AB, Class A(2)	287	2,861

Telia Co. AB	2,643	11,582

		$56,030

Switzerland — 4.8%

Credit Suisse Group AG	3,449	$45,243

Nestle S.A.	989	110,864

Novartis AG	465	42,103

Roche Holding AG	275	94,906

Schindler Holding AG PC	50	13,196

Swisscom AG	24	13,063

Zurich Insurance Group AG	23	9,196

		$328,571

United Kingdom — 4.4%

Anglo American PLC	231	$7,598

Antofagasta PLC	359	7,001

Associated British Foods PLC(2)	315	9,099

AstraZeneca PLC	506	51,618

BHP Group PLC	474	12,990

BT Group PLC	5,972	10,240

Diageo PLC	228	9,154

London Stock Exchange Group PLC	55	6,529

Natwest Group PLC(2)	8,195	16,453

Persimmon PLC	174	6,057

Reckitt Benckiser Group PLC	685	58,073

Royal Dutch Shell PLC, Class A	2,636	48,777

RSA Insurance Group PLC	1,415	13,045

Smith & Nephew PLC	514	10,822

Unilever PLC	280	16,311

Vodafone Group PLC	10,030	17,129

		$300,896

8	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States — 50.0%

Abbott Laboratories	360	$44,492

Accenture PLC, Class A	206	49,836

Adobe, Inc.(2)	61	27,985

AES Corp. (The)	639	15,585

Agilent Technologies, Inc.	157	18,867

Allstate Corp. (The)	202	21,650

Alphabet, Inc., Class A(2)	37	67,612

Amazon.com, Inc.(2)	20	64,124

Ameren Corp.	122	8,872

AmerisourceBergen Corp.	133	13,859

Aon PLC, Class A	109	22,138

Apple, Inc.	1,030	135,919

AT&T, Inc.	543	15,546

AvalonBay Communities, Inc.	53	8,675

Bank of America Corp.	2,682	79,521

Best Buy Co., Inc.	61	6,638

Bio-Rad Laboratories, Inc., Class A(2)	47	26,967

Biogen, Inc.(2)	72	20,348

Bristol-Myers Squibb Co.	484	29,732

Broadcom, Inc.	128	57,664

Bunge, Ltd.	324	21,203

CBRE Group, Inc., Class A(2)	571	34,820

Cisco Systems, Inc.	1,319	58,801

Citigroup, Inc.	880	51,031

Clorox Co. (The)	85	17,804

CMS Energy Corp.	147	8,361

Coca-Cola Co. (The)	823	39,627

Colgate-Palmolive Co.	346	26,988

Comcast Corp., Class A	1,063	52,693

Constellation Brands, Inc., Class A	141	29,741

Corteva, Inc.	69	2,750

Costar Group, Inc.(2)	41	36,888

Costco Wholesale Corp.	80	28,194

Cummins, Inc.	101	23,676

CVS Health Corp.	375	26,869

D.R. Horton, Inc.	417	32,026

DaVita, Inc.(2)	149	17,488

Dollar General Corp.	154	29,970

Domino’s Pizza, Inc.	64	23,729

DTE Energy Co.	94	11,160

Duke Energy Corp.	117	10,998

DuPont de Nemours, Inc.	227	18,035

Eastman Chemical Co.	134	13,179

Electronic Arts, Inc.	155	22,196

Eli Lilly & Co.	370	76,949

Exelon Corp.	279	11,595

Security	Shares	Value

United States (continued)

Exxon Mobil Corp.	212	$9,506

Fastenal Co.	140	6,383

Fortinet, Inc.(2)	262	37,924

General Mills, Inc.	434	25,215

Hershey Co. (The)	136	19,780

Home Depot, Inc. (The)	146	39,540

Honeywell International, Inc.	239	46,693

Hormel Foods Corp.	372	17,432

HP, Inc.	1,254	30,522

Humana, Inc.	63	24,136

Illinois Tool Works, Inc.	103	20,004

Intel Corp.	660	36,637

Jacobs Engineering Group, Inc.	161	16,255

Johnson & Johnson	784	127,894

JPMorgan Chase & Co.	927	119,277

Kimberly-Clark Corp.	167	22,061

Kroger Co. (The)	84	2,898

Lockheed Martin Corp.	53	17,056

M&T Bank Corp.	276	36,562

Masco Corp.	351	19,063

McDonald’s Corp.	142	29,513

McKesson Corp.	35	6,106

Medtronic PLC	251	27,944

Merck & Co., Inc.	355	27,360

MetLife, Inc.	976	46,994

Micron Technology, Inc.(2)	575	45,005

Microsoft Corp.	779	180,697

Molina Healthcare, Inc.(2)	104	22,215

Mondelez International, Inc., Class A	415	23,008

Morgan Stanley	491	32,922

NetApp, Inc.	321	21,327

Newmont Corp.	1,189	70,864

NextEra Energy, Inc.	264	21,350

NVIDIA Corp.	33	17,146

Oracle Corp.	778	47,015

PepsiCo, Inc.	238	32,504

PNC Financial Services Group, Inc. (The)	221	31,718

Procter & Gamble Co. (The)	279	35,771

Raytheon Technologies Corp.	78	5,205

Regeneron Pharmaceuticals, Inc.(2)	47	23,680

salesforce.com, inc.(2)	127	28,646

Snap-on, Inc.	58	10,439

Southern Co. (The)	305	17,971

State Street Corp.	124	8,680

SVB Financial Group(2)	75	32,833

Sysco Corp.	215	15,375

9	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

Target Corp.	293	$53,083

TJX Cos., Inc. (The)	235	15,049

Trane Technologies PLC	150	21,503

TransUnion	66	5,745

U.S. Bancorp	1,122	48,078

United Parcel Service, Inc., Class B	147	22,785

UnitedHealth Group, Inc.	100	33,358

Valero Energy Corp.	247	13,938

Verizon Communications, Inc.	970	53,107

Viatris, Inc.(2)	149	2,532

W.W. Grainger, Inc.	44	16,033

Walmart, Inc.	40	5,620

Walt Disney Co. (The)(2)	295	49,610

Wells Fargo & Co.	1,760	52,589

Xcel Energy, Inc.	154	9,854

Zoetis, Inc.	285	43,961

		$3,446,772

Total Common Stocks (identified cost $4,201,726)		$5,769,342

Short-Term Investments — 12.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	888,075	$888,075

Total Short-Term Investments (identified cost $888,075)		$888,075

Total Investments — 96.7% (identified cost $5,089,801)		$6,657,417

Other Assets, Less Liabilities — 3.3%		$229,031

Net Assets — 100.0%		$6,886,448

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at January 31, 2021. The aggregate market value of securities on loan at January 31, 2021 was $91,739.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Health Care	14.5%	$1,000,902

Financials	12.7	876,999

Information Technology	11.9	815,119

Consumer Staples	11.3	780,008

Materials	7.2	492,705

Industrials	7.0	479,323

Consumer Discretionary	6.9	476,788

Communication Services	6.3	431,513

Utilities	4.0	276,046

Energy	1.1	78,159

Real Estate	0.9	61,780

Short-Term Investments	12.9	888,075

Total Investments	96.7%	$6,657,417

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CAD	50,141	USD	39,503	State Street Bank and Trust Company	3/17/21	$—	$(288)

CHF	98,011	USD	110,544	State Street Bank and Trust Company	3/17/21	—	(374)

EUR	43,677	USD	53,021	State Street Bank and Trust Company	3/17/21	35	—

EUR	37,544	USD	45,778	State Street Bank and Trust Company	3/17/21	—	(173)

HKD	140,479	USD	18,121	State Street Bank and Trust Company	3/17/21	—	(2)

JPY	57,470,214	USD	552,675	State Street Bank and Trust Company	3/17/21	—	(3,772)

10	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	121,917	AUD	164,474	State Street Bank and Trust Company	3/17/21	$—	$(3,813)

USD	248,236	CAD	317,838	State Street Bank and Trust Company	3/17/21	—	(347)

USD	55,506	CHF	49,022	State Street Bank and Trust Company	3/17/21	402	—

USD	129,697	CHF	115,290	State Street Bank and Trust Company	3/17/21	105	—

USD	31,797	DKK	194,443	State Street Bank and Trust Company	3/17/21	45	—

USD	67,213	EUR	55,231	State Street Bank and Trust Company	3/17/21	123	—

USD	146,522	EUR	120,614	State Street Bank and Trust Company	3/17/21	11	—

USD	20,604	GBP	15,113	State Street Bank and Trust Company	3/17/21	—	(108)

USD	42,853	GBP	31,997	State Street Bank and Trust Company	3/17/21	—	(997)

USD	198,784	GBP	149,099	State Street Bank and Trust Company	3/17/21	—	(5,552)

USD	56,739	HKD	439,762	State Street Bank and Trust Company	3/17/21	16	—

USD	28,478	JPY	2,953,691	State Street Bank and Trust Company	3/17/21	267	—

USD	34,532	SEK	292,466	State Street Bank and Trust Company	3/17/21	—	(484)

USD	81,208	CNY	534,591	State Street Bank and Trust Company	3/24/21	—	(1,356)

						$1,004	$(17,266)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

E-mini S&P 500 Index	1	Long	3/19/21	$185,260	$(4,393)

Euro Stoxx 50 Index	2	Long	3/19/21	84,415	(848)

MSCI Emerging Markets Index	4	Long	3/19/21	265,220	15,529

					$10,288

Abbreviations:

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

Currency Abbreviations:

AUD	–	Australian Dollar

CAD	–	Canadian Dollar

CHF	–	Swiss Franc

CNY	–	Yuan Renminbi

DKK	–	Danish Krone

EUR	–	Euro

GBP	–	British Pound Sterling

HKD	–	Hong Kong Dollar

JPY	–	Japanese Yen

SEK	–	Swedish Krona

USD	–	United States Dollar

11	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 83.8%
Security	Shares	Value

Australia — 4.1%

AGL Energy, Ltd.	13,374	$116,910

ASX, Ltd.(1)	1,222	66,772

BHP Group, Ltd.	3,627	120,957

Commonwealth Bank of Australia	3,986	253,078

Fortescue Metals Group, Ltd.	19,434	320,112

Goodman Group	22,375	301,100

Newcrest Mining, Ltd.	24,427	464,270

REA Group, Ltd.(1)	1,102	122,492

South32, Ltd.	81,138	156,487

Telstra Corp., Ltd.	64,449	153,058

		$2,075,236

Austria — 0.1%

Raiffeisen Bank International AG(2)	2,350	$45,939

		$45,939

Belgium — 0.8%

Anheuser-Busch InBev S.A./NV	657	$41,242

Etablissements Franz Colruyt NV	520	32,077

Proximus SADP	3,611	76,095

UCB S.A.	2,228	230,714

		$380,128

Canada — 2.3%

Agnico Eagle Mines, Ltd.	1,820	$127,055

B2Gold Corp.	30,500	150,975

Barrick Gold Corp.	21,268	475,006

Franco-Nevada Corp.	408	48,603

Suncor Energy, Inc.	2,041	34,140

Yamana Gold, Inc.	73,465	342,347

		$1,178,126

Denmark — 2.9%

AP Moller - Maersk A/S, Class B	121	$248,554

Carlsberg A/S, Class B	1,020	149,014

Coloplast A/S, Class B	1,837	274,205

Novo Nordisk A/S, Class B	11,136	775,825

		$1,447,598

Finland — 0.6%

Kone Oyj, Class B	3,596	$282,808

		$282,808

Security	Shares	Value

France — 7.0%

Air Liquide S.A.	2,221	$363,238

Airbus SE(2)	326	32,782

Alstom S.A.(2)	1,409	76,395

AXA S.A.	11,340	251,230

BNP Paribas S.A.(2)	4,660	223,473

Cie de Saint-Gobain(2)	6,646	330,380

Credit Agricole S.A.(2)	1,550	17,543

Danone S.A.	6,007	399,457

Hermes International	184	187,742

Kering S.A.	194	127,329

L’Oreal S.A.	1,136	399,645

LVMH Moet Hennessy Louis Vuitton SE	643	388,755

Sanofi	5,685	534,664

Vinci S.A.	2,221	205,949

		$3,538,582

Germany — 6.2%

adidas AG(2)	720	$228,297

Allianz SE	2,331	526,827

BASF SE	4,792	370,355

Beiersdorf AG	1,396	152,380

Deutsche Telekom AG	19,678	349,925

E.ON SE	17,139	181,305

Hochtief AG	773	71,873

Knorr-Bremse AG	795	105,204

RWE AG	6,096	261,874

SAP SE	1,442	182,972

Siemens AG	3,280	508,204

Uniper SE	4,698	164,516

		$3,103,732

Hong Kong — 2.6%

AIA Group, Ltd.	41,125	$495,834

BOC Hong Kong Holdings, Ltd.	19,500	58,149

CLP Holdings, Ltd.	22,000	206,460

Hang Seng Bank, Ltd.	6,900	124,437

HK Electric Investments & HK Electric Investments, Ltd.	61,727	60,930

Hong Kong Exchanges & Clearing, Ltd.	2,900	185,403

Power Assets Holdings, Ltd.	16,000	84,907

WH Group, Ltd.(3)(4)	140,252	113,654

		$1,329,774

Italy — 2.4%

Assicurazioni Generali SpA	2,932	$50,040

Enel SpA	38,527	382,110

12	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Italy (continued)

Ferrari NV	818	$170,216

FinecoBank Banca Fineco SpA(2)	5,211	81,030

Intesa Sanpaolo SpA(2)	127,581	278,140

UniCredit SpA(2)	24,213	220,650

		$1,182,186

Japan — 20.0%

Ajinomoto Co., Inc.	6,600	$156,065

Amada Co., Ltd.	8,100	91,197

Astellas Pharma, Inc.	11,900	193,161

Bridgestone Corp.	400	14,903

Calbee, Inc.	2,300	68,019

Chubu Electric Power Co., Inc.	5,500	67,363

Chugai Pharmaceutical Co., Ltd.	7,400	387,236

Daifuku Co., Ltd.	600	68,477

Daikin Industries, Ltd.	1,000	211,132

Fast Retailing Co., Ltd.	200	171,904

FUJIFILM Holdings Corp.	2,300	131,749

Fukuoka Financial Group, Inc.	12,400	221,818

Honda Motor Co., Ltd.	1,000	26,407

Hoya Corp.	1,400	179,135

Ito En, Ltd.	1,400	87,357

ITOCHU Corp.(1)	7,900	226,248

Japan Real Estate Investment Corp.	19	115,783

Kao Corp.	2,600	188,647

KDDI Corp.	6,600	193,992

Kirin Holdings Co., Ltd.	3,200	68,781

Lion Corp.	800	18,285

McDonald’s Holdings Co. (Japan), Ltd.	1,300	63,394

Medipal Holdings Corp.	3,800	77,804

MEIJI Holdings Co., Ltd.	1,200	81,912

Mitsubishi Corp.	5,500	139,327

Mitsubishi Electric Corp.	13,700	208,991

Mitsubishi UFJ Financial Group, Inc.	69,100	312,040

Mizuho Financial Group, Inc.	4,400	58,002

MonotaRO Co., Ltd.	2,300	115,250

Murata Manufacturing Co., Ltd.	2,900	278,539

Nikon Corp.	8,100	64,552

Nintendo Co., Ltd.	500	287,818

Nippon Building Fund, Inc.	17	102,681

Nippon Express Co., Ltd.	1,100	74,736

Nippon Prologis REIT, Inc.	28	91,277

Nippon Telegraph & Telephone Corp.	7,000	174,957

Nissin Foods Holdings Co., Ltd.	1,800	155,581

Nomura Real Estate Holdings, Inc.	2,100	46,905

Obayashi Corp.	8,700	72,873

Security	Shares	Value

Japan (continued)

Ono Pharmaceutical Co., Ltd.	5,200	$155,215

ORIX Corp.	6,100	97,880

Otsuka Corp.	1,600	80,561

Pola Orbis Holdings, Inc.	5,500	110,105

Rakuten, Inc.	7,100	69,883

Resona Holdings, Inc.	72,600	252,022

Santen Pharmaceutical Co., Ltd.	8,900	147,195

Sekisui House, Ltd.(1)	5,800	112,059

Shimizu Corp.	5,800	40,857

Shin-Etsu Chemical Co., Ltd.	1,200	208,894

SoftBank Corp.(1)	4,800	63,055

Sony Corp.	5,600	535,991

Subaru Corp.	5,800	111,419

Sumitomo Mitsui Financial Group, Inc.	11,300	351,072

Sumitomo Realty & Development Co., Ltd.	1,600	48,297

Sundrug Co., Ltd.	2,100	83,316

Suntory Beverage & Food, Ltd.	2,100	73,358

Suzuken Co., Ltd.	3,900	151,042

Suzuki Motor Corp.	1,000	45,128

T&D Holdings, Inc.	3,000	34,961

Taiheiyo Cement Corp.	3,900	97,098

Tokio Marine Holdings, Inc.	3,700	181,747

Tokyo Gas Co., Ltd.	5,300	116,137

Toshiba Corp.	3,600	117,562

Toyo Suisan Kaisha, Ltd.	1,900	93,507

Toyota Industries Corp.	1,000	78,771

Toyota Motor Corp.	9,800	687,331

Toyota Tsusho Corp.	2,300	89,837

Tsuruha Holdings, Inc.	600	79,674

Welcia Holdings Co., Ltd.(1)	2,000	67,757

Yakult Honsha Co., Ltd.	1,600	81,723

Yamaha Corp.	1,900	107,077

Yamazaki Baking Co., Ltd.	4,300	79,168

Z Holdings Corp.	21,300	132,323

		$10,076,320

Netherlands — 3.0%

Akzo Nobel NV	1,716	$174,688

ASML Holding NV	639	341,133

Heineken NV(1)	2,133	222,514

ING Groep NV(2)	33,957	301,924

Koninklijke Ahold Delhaize NV	5,355	153,713

NN Group NV	897	37,361

Stellantis NV(1)	9,944	151,013

Wolters Kluwer NV	1,371	113,917

		$1,496,263

13	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

New Zealand — 0.3%

a2 Milk Co., Ltd. (The)(1)(2)	9,012	$74,322

Fisher & Paykel Healthcare Corp., Ltd.	3,430	85,008

		$159,330

Norway — 0.4%

DNB ASA(2)	2,428	$47,269

Equinor ASA	2,161	38,728

Telenor ASA	7,219	119,088

		$205,085

Singapore — 1.1%

Ascendas Real Estate Investment Trust	45,000	$103,830

CapitaLand, Ltd.	39,000	93,743

DBS Group Holdings, Ltd.	6,000	113,144

Oversea-Chinese Banking Corp., Ltd.	16,000	124,004

Singapore Telecommunications, Ltd.	45,000	79,855

United Overseas Bank, Ltd.	3,000	52,709

		$567,285

Spain — 2.3%

ACS Actividades de Construccion y Servicios S.A.	3,374	$105,147

CaixaBank S.A.	32,241	81,360

Endesa S.A.	1,952	49,888

Iberdrola S.A.	36,616	495,751

Industria de Diseno Textil S.A.	7,364	218,403

Red Electrica Corp. S.A.	4,320	82,028

Telefonica S.A.	30,450	131,388

		$1,163,965

Sweden — 1.9%

Atlas Copco AB, Class B	7,419	$347,358

Epiroc AB, Class A	3,648	69,891

Essity AB, Class B	3,938	125,783

Skanska AB, Class B	4,513	116,616

Svenska Handelsbanken AB, Class A(2)	14,106	140,623

Telia Co. AB	12,697	55,642

Volvo AB, Class B(2)	3,442	84,806

		$940,719

Switzerland — 10.7%

Barry Callebaut AG	52	$115,319

Coca-Cola HBC AG(2)	4,229	124,851

Credit Suisse Group AG(2)	9,594	125,850

Geberit AG	123	75,284

Security	Shares	Value

Switzerland (continued)

Nestle S.A.	12,950	$1,451,651

Novartis AG	11,913	1,078,664

Partners Group Holding AG	275	324,718

Roche Holding AG	3,620	1,249,305

Schindler Holding AG	86	22,623

Schindler Holding AG PC	843	222,488

Sonova Holding AG(2)	315	75,990

Swisscom AG	312	169,815

UBS Group AG	10,134	146,070

Zurich Insurance Group AG	514	205,521

		$5,388,149

United Kingdom — 14.2%

Anglo American PLC	5,968	$196,308

Antofagasta PLC	4,298	83,821

Associated British Foods PLC(2)	3,415	98,646

AstraZeneca PLC	8,332	849,957

Aviva PLC	8,504	38,898

Barclays PLC(2)	19,443	35,468

BHP Group PLC	11,340	310,776

BP PLC	43,048	159,964

BT Group PLC	63,387	108,688

Diageo PLC	17,772	713,496

Direct Line Insurance Group PLC	11,401	46,794

Ferguson PLC	1,644	190,883

GlaxoSmithKline PLC	38,523	715,422

HSBC Holdings PLC(2)	30,272	158,401

Lloyds Banking Group PLC(2)	522,686	234,545

London Stock Exchange Group PLC	1,631	193,624

Natwest Group PLC(2)	26,851	53,908

Persimmon PLC	2,164	75,325

Reckitt Benckiser Group PLC	5,838	494,936

RELX PLC	8,488	210,150

Royal Dutch Shell PLC, Class A	21,741	402,302

RSA Insurance Group PLC	19,114	176,213

Smith & Nephew PLC	7,354	154,830

Taylor Wimpey PLC(2)	37,440	74,723

Tesco PLC	16,786	54,931

Unilever PLC(5)	7,199	419,379

Unilever PLC(5)	9,247	537,519

Vodafone Group PLC	216,302	369,389

		$7,159,296

United States — 0.9%

3M Co.	171	$30,038

14	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

Allstate Corp. (The)	142	$15,220

Exxon Mobil Corp.	1,397	62,641

Illinois Tool Works, Inc.	35	6,797

Newmont Corp.	4,405	262,538

Snap-on, Inc.	92	16,559

State Street Corp.	198	13,860

Valero Energy Corp.	516	29,118

		$436,771

Total Common Stocks (identified cost $36,162,542)		$42,157,292

Rights — 0.0%(6)
Security	Shares	Value

Spain — 0.0%(6)

ACS Actividades de Construccion y Servicios S.A., Exp. 2/10/21	3,374	$1,662

		$1,662

Total Rights (identified cost $1,856)		$1,662

Short-Term Investments — 12.5%
Description	Shares/Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(7)	5,992,749	$5,992,749

State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%(8)	262,111	262,111

Total Short-Term Investments (identified cost $6,254,860)		$6,254,860

Total Investments — 96.3% (identified cost $42,419,258)		$48,413,814

Other Assets, Less Liabilities — 3.7%		$1,881,446

Net Assets — 100.0%		$50,295,260

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at January 31, 2021. The aggregate market value of securities on loan at January 31, 2021 was $871,548.

(2)	Non-income producing security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $113,654 or 0.2% of the Fund’s net assets.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of these securities is $113,654 or 0.2% of the Fund’s net assets.

(5)	Securities are traded on separate exchanges for the same entity.

(6)	Amount is less than 0.05%.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

(8)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Consumer Staples	14.7%	$7,367,784

Health Care	14.6	7,315,372

Financials	14.0	7,055,571

Industrials	9.8	4,932,855

Materials	8.5	4,273,528

Consumer Discretionary	7.4	3,710,622

Communication Services	5.1	2,587,580

Utilities	4.5	2,270,179

Information Technology	2.0	1,014,954

Real Estate	1.8	903,616

Energy	1.4	726,893

Short-Term Investments	12.5	6,254,860

Total Investments	96.3%	$48,413,814

15	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	334,266	USD	253,701	State Street Bank and Trust Company	3/17/21	$1,824	$—

AUD	122,534	USD	94,791	State Street Bank and Trust Company	3/17/21	—	(1,121)

CAD	196,934	USD	153,696	State Street Bank and Trust Company	3/17/21	326	—

CAD	281,801	USD	221,908	State Street Bank and Trust Company	3/17/21	—	(1,510)

CHF	100,719	USD	113,614	State Street Bank and Trust Company	3/17/21	—	(400)

EUR	1,726,004	USD	2,095,224	State Street Bank and Trust Company	3/17/21	1,369	—

EUR	315,626	USD	382,646	State Street Bank and Trust Company	3/17/21	748	—

EUR	309,838	USD	378,787	State Street Bank and Trust Company	3/17/21	—	(2,424)

GBP	191,642	USD	261,273	State Street Bank and Trust Company	3/17/21	1,366	—

GBP	84,580	USD	116,011	State Street Bank and Trust Company	3/17/21	—	(97)

HKD	2,957,978	USD	381,641	State Street Bank and Trust Company	3/17/21	—	(106)

ILS	963,711	USD	296,432	State Street Bank and Trust Company	3/17/21	—	(2,701)

JPY	35,841,316	USD	343,769	State Street Bank and Trust Company	3/17/21	—	(1,445)

JPY	769,236,008	USD	7,397,524	State Street Bank and Trust Company	3/17/21	—	(50,485)

SEK	4,852,202	USD	572,902	State Street Bank and Trust Company	3/17/21	8,034	—

USD	538,950	AUD	727,076	State Street Bank and Trust Company	3/17/21	—	(16,855)

USD	1,370,546	CAD	1,754,834	State Street Bank and Trust Company	3/17/21	—	(1,915)

USD	884,114	CHF	783,878	State Street Bank and Trust Company	3/17/21	2,994	—

USD	381,245	DKK	2,337,714	State Street Bank and Trust Company	3/17/21	—	(502)

USD	2,735,687	GBP	2,051,924	State Street Bank and Trust Company	3/17/21	—	(76,411)

USD	393,396	SGD	526,468	State Street Bank and Trust Company	3/17/21	—	(2,911)

USD	362,026	CNY	2,383,216	State Street Bank and Trust Company	3/24/21	—	(6,045)

						$16,661	$(164,928)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Equity Futures

Euro Stoxx 50 Index	17	Long	3/19/21	$717,524	$(7,768)

FTSE 100 Index	2	Long	3/19/21	174,310	(4,416)

MSCI Emerging Markets Index	20	Long	3/19/21	1,326,100	77,646

Nikkei 225 Index	11	Long	3/11/21	1,458,685	31,004

					$96,466

16	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Abbreviations:

PC	–	Participation Certificate

Currency Abbreviations:

AUD	–	Australian Dollar

CAD	–	Canadian Dollar

CHF	–	Swiss Franc

CNY	–	Yuan Renminbi

DKK	–	Danish Krone

EUR	–	Euro

GBP	–	British Pound Sterling

HKD	–	Hong Kong Dollar

ILS	–	Israeli Shekel

JPY	–	Japanese Yen

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

USD	–	United States Dollar

17	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Statements of Assets and Liabilities (Unaudited)

	January 31, 2021
Assets	Global Equity Fund	International Equity Fund

Unaffiliated investments, at value including $91,739 and $871,548 of securities on loan, respectively (identified cost, $4,201,726 and $36,426,509, respectively)	$5,769,342	$42,421,065

Affiliated investment, at value (identified cost, $888,075 and $5,992,749, respectively)	888,075	5,992,749

Cash	225,270	1,580,985

Deposits for derivatives collateral — financial futures contracts	39,807	273,744

Foreign currency, at value (identified cost, $31,230 and $53,718, respectively)	31,506	53,670

Dividends receivable	6,172	28,136

Dividends receivable from affiliated investment	59	399

Receivable for investments sold	—	457,635

Securities lending income receivable	18	182

Receivable for open forward foreign currency exchange contracts	1,004	16,661

Tax reclaims receivable	92,328	88,370

Receivable from affiliates	2,785	—

Total assets	$7,056,366	$50,913,596

Liabilities

Collateral for securities loaned	$—	$262,111

Payable for Fund shares redeemed	71,321	50

Payable for variation margin on open financial futures contracts	12,837	85,319

Payable for open forward foreign currency exchange contracts	17,266	164,928

Payable to affiliates:

Investment adviser and administration fee	4,940	35,411

Distribution and service fees	848	121

Other	—	4,877

Accrued expenses	62,706	65,519

Total liabilities	$169,918	$618,336

Net Assets	$6,886,448	$50,295,260

Sources of Net Assets

Paid-in capital	$5,338,712	$50,635,331

Distributable earnings (accumulated loss)	1,547,736	(340,071)

Total	$6,886,448	$50,295,260

Class A Shares

Net Assets	$2,308,639	$539,833

Shares Outstanding	187,022	49,386

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.34	$10.93

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$13.09	$11.60

Class C Shares

Net Assets	$391,779	$—

Shares Outstanding	32,006	—

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$12.24	$—

Class I Shares

Net Assets	$4,186,030	$49,755,427

Shares Outstanding	338,496	4,530,017

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.37	$10.98

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

18	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Statements of Operations (Unaudited)

	Six Months Ended January 31, 2021
Investment Income	Global Equity Fund	International Equity Fund

Dividends (net of foreign taxes, $2,594 and $29,075, respectively)	$81,163	$334,259

Non-cash dividend income	—	58,520

Dividends from affiliated investment	479	3,010

Securities lending income, net	218	2,108

Total investment income	$81,860	$397,897

Expenses

Investment adviser and administration fee	$41,345	$195,671

Distribution and service fees

Class A	2,986	682

Class C	2,093	—

Trustees’ fees and expenses	430	1,544

Custodian fee	21,169	27,479

Transfer and dividend disbursing agent fees	4,328	2,313

Legal and accounting services	17,993	19,023

Printing and postage	6,353	6,505

Registration fees	20,195	17,132

Interest expense	—	11,835

Miscellaneous	5,276	5,737

Total expenses	$122,168	$287,921

Deduct —

Allocation of expenses to affiliates	$70,830	$55,275

Total expense reductions	$70,830	$55,275

Net expenses	$51,338	$232,646

Net investment income	$30,522	$165,251

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,986,608	$104,436

Investment transactions — affiliated investment	12	(135)

Financial futures contracts	75,729	449,098

Foreign currency transactions	7,447	17,808

Forward foreign currency exchange contracts	(7,962)	130,746

Net realized gain	$2,061,834	$701,953

Change in unrealized appreciation (depreciation) —

Investments	$(1,216,332)	$2,812,649

Investments — affiliated investment	58	514

Financial futures contracts	(5,321)	56,756

Foreign currency	1,450	13,097

Forward foreign currency exchange contracts	(28,006)	(268,495)

Net change in unrealized appreciation (depreciation)	$(1,248,151)	$2,614,521

Net realized and unrealized gain	$813,683	$3,316,474

Net increase in net assets from operations	$844,205	$3,481,725

19	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Statements of Changes in Net Assets

	Six Months Ended January 31, 2021 (Unaudited)
Increase (Decrease) in Net Assets	Global Equity Fund	International Equity Fund

From operations —

Net investment income	$30,522	$165,251

Net realized gain	2,061,834	701,953

Net change in unrealized appreciation (depreciation)	(1,248,151)	2,614,521

Net increase in net assets from operations	$844,205	$3,481,725

Distributions to shareholders —

Class I	$—	$(51,685)

Total distributions to shareholders	$—	$(51,685)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$18,599	$32,975

Class I	220,836	2,537,814

Net asset value of shares issued to shareholders in payment of distributions declared

Class I	—	45,996

Cost of shares redeemed

Class A	(337,791)	(62,169)

Class C	(113,827)	—

Class I	(10,832,026)	(1,021,004)

Net asset value of shares converted

Class A	24	—

Class C	(24)	—

Net increase (decrease) in net assets from Fund share transactions	$(11,044,209)	$1,533,612

Net increase (decrease) in net assets	$(10,200,004)	$4,963,652

Net Assets

At beginning of period	$17,086,452	$45,331,608

At end of period	$6,886,448	$50,295,260

20	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2020
Increase (Decrease) in Net Assets	Global Equity Fund	International Equity Fund

From operations —

Net investment income	$382,662	$690,410

Net realized gain (loss)	662,023	(7,368,545)

Net change in unrealized appreciation (depreciation)	(2,813,709)	2,444,844

Net decrease in net assets from operations	$(1,769,024)	$(4,233,291)

Distributions to shareholders —

Class A	$(150,331)	$(19,029)

Class C	(19,415)	—

Class I	(1,077,793)	(1,502,973)

Total distributions to shareholders	$(1,247,539)	$(1,522,002)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$300,503	$54,181

Class C	—	—

Class I	2,888,085	36,305,687

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	149,478	19,029

Class C	19,415	—

Class I	1,077,793	1,328,728

Cost of shares redeemed

Class A	(4,304,105)	(214,874)

Class C	(587,920)	—

Class I	(35,853,357)	(35,580,442)

Net asset value of shares converted

Class A	292	—

Class C	(292)	—

Net increase (decrease) in net assets from Fund share transactions	$(36,310,108)	$1,912,309

Net decrease in net assets	$(39,326,671)	$(3,842,984)

Net Assets

At beginning of year	$56,413,123	$49,174,592

At end of year	$17,086,452	$45,331,608

21	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Financial Highlights

	Global Equity Fund — Class A

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020		2019	2018		2017		2016

Net asset value — Beginning of period	$11.210		$11.980		$12.830	$12.890		$12.290		$12.120

Income (Loss) From Operations

Net investment income(1)	$0.022		$0.123		$0.270	$0.209		$0.148		$0.163

Net realized and unrealized gain (loss)	1.108		(0.490)		(0.219)	0.465		0.890		0.716

Total income (loss) from operations	$1.130		$(0.367)		$0.051	$0.674		$1.038		$0.879

Less Distributions

From net investment income	$—		$(0.132)		$(0.300)	$(0.186)		$(0.058)		$(0.237)

From net realized gain	—		(0.271)		(0.601)	(0.548)		(0.380)		(0.472)

Total distributions	$—		$(0.403)		$(0.901)	$(0.734)		$(0.438)		$(0.709)

Net asset value — End of period	$12.340		$11.210		$11.980	$12.830		$12.890		$12.290

Total Return(2)(3)	10.08	%(4)	(3.41)%		1.17%	5.16%		8.80%		7.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,309		$2,398		$6,677	$12,181		$12,841		$7,041

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.15	%(5)	1.16	%(6)	1.15%	1.15	%(6)(7)	1.17	%(7)	1.20%

Net investment income	0.36	%(5)	1.05%		2.24%	1.62%		1.20%		1.42%

Portfolio Turnover	29	%(4)	86%		92%	95%		109%		83%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 1.38%, 0.56%, 0.23%, 0.19%, 0.20% and 0.19% of average daily net assets for the six months ended January 31, 2021 and the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes interest expense of 0.01% of average daily net assets for each of the years ended July 31, 2020 and 2018.

(7)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

22	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Financial Highlights — continued

	Global Equity Fund — Class C

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,					Period Ended July 31, 2017(1)
			2020		2019	2018

Net asset value — Beginning of period	$11.160		$11.890		$12.730	$12.810		$11.920

Income (Loss) From Operations

Net investment income (loss)(2)	$(0.022)		$0.034		$0.182	$0.115		$0.045

Net realized and unrealized gain (loss)	1.102		(0.493)		(0.218)	0.450		1.306

Total income (loss) from operations	$1.080		$(0.459)		$(0.036)	$0.565		$1.351

Less Distributions

From net investment income	$—		$—		$(0.203)	$(0.097)		$(0.081)

From net realized gain	—		(0.271)		(0.601)	(0.548)		(0.380)

Total distributions	$—		$(0.271)		$(0.804)	$(0.645)		$(0.461)

Net asset value — End of period	$12.240		$11.160		$11.890	$12.730		$12.810

Total Return(3)(4)	9.68	%(5)	(4.11)%		0.38%	4.39%		11.61	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$392		$468		$1,088	$3,040		$2,713

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.90	%(6)	1.91	%(7)	1.90%	1.90	%(7)(8)	1.91	%(6)(8)

Net investment income (loss)	(0.38	)%(6)	0.29%		1.52%	0.91%		0.55	%(6)

Portfolio Turnover	29	%(5)	86%		92%	95%		109	%(9)

(1)	For the period from the start of business, December 1, 2016, to July 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 1.38%, 0.56%, 0.23%, 0.19% and 0.21% of average daily net assets for the six months ended January 31, 2021, the years ended July 31, 2020, 2019 and 2018 and the period from the start of business, December 1, 2016, to July 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes interest expense of 0.01% of average daily net assets for each of the years ended July 31, 2020 and 2018.

(8)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the year ended July 31, 2018 and the period ended July 31, 2017, respectively).

(9)	For the year ended July 31, 2017.

23	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Financial Highlights — continued

	Global Equity Fund — Class I

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020		2019	2018		2017		2016

Net asset value — Beginning of period	$11.220		$12.000		$12.860	$12.920		$12.310		$12.150

Income (Loss) From Operations

Net investment income(1)	$0.043		$0.153		$0.299	$0.242		$0.181		$0.191

Net realized and unrealized gain (loss)	1.107		(0.479)		(0.224)	0.463		0.891		0.715

Total income (loss) from operations	$1.150		$(0.326)		$0.075	$0.705		$1.072		$0.906

Less Distributions

From net investment income	$—		$(0.183)		$(0.334)	$(0.217)		$(0.082)		$(0.274)

From net realized gain	—		(0.271)		(0.601)	(0.548)		(0.380)		(0.472)

Total distributions	$—		$(0.454)		$(0.935)	$(0.765)		$(0.462)		$(0.746)

Net asset value — End of period	$12.370		$11.220		$12.000	$12.860		$12.920		$12.310

Total Return(2)(3)	10.25	%(4)	(3.11)%		1.40%	5.40%		9.08%		8.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,186		$14,220		$48,649	$71,032		$86,481		$57,147

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.90	%(5)	0.91	%(6)	0.90%	0.90	%(6)(7)	0.92	%(7)	0.95%

Net investment income	0.72	%(5)	1.32%		2.48%	1.88%		1.47%		1.66%

Portfolio Turnover	29	%(4)	86%		92%	95%		109%		83%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 1.38%, 0.56%, 0.23%, 0.19%, 0.20% and 0.19% of average daily net assets for the six months ended January 31, 2021 and the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes interest expense of 0.01% of average daily net assets for each of the years ended July 31, 2020 and 2018.

(7)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

24	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Financial Highlights — continued

	International Equity Fund — Class A

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020	2019		2018		2017		2016

Net asset value — Beginning of period	$10.180		$11.130	$11.590		$11.780		$10.640		$11.180

Income (Loss) From Operations

Net investment income(1)	$0.024		$0.146	$0.245		$0.233		$0.156		$0.160

Net realized and unrealized gain (loss)	0.726		(0.783)	(0.656	)(2)	(0.177)		1.169		(0.538)

Total income (loss) from operations	$0.750		$(0.637)	$(0.411)		$0.056		$1.325		$(0.378)

Less Distributions

From net investment income	$—		$(0.279)	$(0.009)		$(0.246)		$(0.185)		$(0.054)

From net realized gain	—		(0.034)	(0.040)		—		—		(0.108)

Total distributions	$—		$(0.313)	$(0.049)		$(0.246)		$(0.185)		$(0.162)

Net asset value — End of period	$10.930		$10.180	$11.130		$11.590		$11.780		$10.640

Total Return(3)(4)	7.37	%(5)	(6.09)%	(3.52)%		0.46%		12.69%		(3.31)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$540		$531	$737		$1,113		$1,057		$818

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.20	%(6)(7)	1.15%	1.15%		1.15	%(7)(8)	1.18	%(8)	1.20%

Net investment income	0.44	%(6)	1.37%	2.21%		1.98%		1.44%		1.55%

Portfolio Turnover	21	%(5)	168%	70%		98%		107%		88%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.23%, 0.25%, 0.43%, 1.87%, 2.08% and 1.88% of average daily net assets for the six months ended January 31, 2021 and the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes interest expense of 0.05% and 0.01% of average daily net assets for the six months ended January 31, 2021 and the year ended July 31, 2018, respectively.

(8)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

25	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Financial Highlights — continued

	International Equity Fund — Class I

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020	2019		2018		2017		2016

Net asset value — Beginning of period	$10.230		$11.180	$11.640		$11.830		$10.680		$11.230

Income (Loss) From Operations

Net investment income(1)	$0.037		$0.166	$0.327		$0.257		$0.191		$0.177

Net realized and unrealized gain (loss)	0.724		(0.772)	(0.709	)(2)	(0.173)		1.168		(0.538)

Total income (loss) from operations	$0.761		$(0.606)	$(0.382)		$0.084		$1.359		$(0.361)

Less Distributions

From net investment income	$(0.011)		$(0.310)	$(0.038)		$(0.274)		$(0.209)		$(0.081)

From net realized gain	—		(0.034)	(0.040)		—		—		(0.108)

Total distributions	$(0.011)		$(0.344)	$(0.078)		$(0.274)		$(0.209)		$(0.189)

Net asset value — End of period	$10.980		$10.230	$11.180		$11.640		$11.830		$10.680

Total Return(3)(4)	7.55	%(5)	(5.91)%	(3.22)%		0.60%		13.09%		(3.13)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49,755		$44,801	$48,438		$6,507		$7,155		$5,701

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.95	%(6)(7)	0.90%	0.90%		0.90	%(7)(8)	0.93	%(8)	0.95%

Net investment income	0.68	%(6)	1.54%	2.94%		2.18%		1.75%		1.70%

Portfolio Turnover	21	%(5)	168%	70%		98%		107%		88%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.23%, 0.25%, 0.43%, 1.87%, 2.07% and 1.88% of average daily net assets for the six months ended January 31, 2021 and the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes interest expense of 0.05% and 0.01% of average daily net assets for the six months ended January 31, 2021 and the year ended July 31, 2018, respectively.

(8)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

26	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hexavest Global Equity Fund (Global Equity Fund) and Eaton Vance Hexavest International Equity Fund (International Equity Fund), (each individually referred to as the Fund, and collectively, the Funds) are diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Funds’ investment objective is long-term capital appreciation. International Equity Fund offers two classes of shares and Global Equity Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Funds’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Funds’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

27

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as a Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2021, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to January 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to

28

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January 31, 2021

Notes to Financial Statements (Unaudited) — continued

shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2020, International Equity Fund, for federal income tax purposes, had deferred capital losses of $6,498,860 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2020, $4,711,368 are short-term and $1,787,492 are long-term.

At July 31, 2020, Global Equity Fund had a net capital loss of $1,805,694 attributable to security transactions incurred after October 31, 2019 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending July 31, 2021.

Additionally, at July 31, 2020, Global Equity Fund and International Equity Fund had a late year ordinary loss of $59,710 and $168,415, respectively, which they have elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at January 31, 2021, as determined on a federal income tax basis, were as follows:

	Global Equity Fund	International Equity Fund

Aggregate cost	$5,310,991	$42,709,712

Gross unrealized appreciation	$1,389,745	$6,162,460

Gross unrealized depreciation	(49,293)	(510,159)

Net unrealized appreciation	$1,340,452	$5,652,301

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM, a wholly-owned subsidiary of Eaton Vance Corp., as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Rate
Daily Net Assets	Global Equity Fund	International Equity Fund

Up to $500 million	0.80%	0.80%

On net assets of $500 million and over, the annual fees are reduced. For the six months ended January 31, 2021, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Global Equity Fund	International Equity Fund

Investment Adviser and Administration Fee	$41,345	$195,671

Effective Annual Rate	0.80%	0.80%

Pursuant to a sub-advisory agreement, EVM has delegated the investment management of each Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its investment adviser and administration fee for sub-advisory services provided to the Funds. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

29

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Hexavest Equity Funds

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

EVM and Hexavest have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding borrowing costs, taxes or litigation expenses) and acquired fund fees and expenses of unaffiliated funds exceed 1.15%, 1.90% and 0.90% of Global Equity Fund’s average daily net assets for Class A, Class C and Class I, respectively, and 1.15% and 0.90% of International Equity Fund’s average daily net assets for Class A and Class I, respectively. These agreements may be changed or terminated after November 30, 2021. Pursuant to these agreements, EVM and Hexavest were allocated $70,830 and $55,275 in total of operating expenses of Global Equity Fund and International Equity Fund, respectively, for the six months ended January 31, 2021.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2021 were as follows:

	Global Equity Fund	International Equity Fund

EVM’s Sub-Transfer Agent Fees	$694	$566

EVD’s Class A Sales Charges	$27	$10

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2021 for Class A shares amounted to the following:

	Global Equity Fund	International Equity Fund

Class A Distribution and Service Fees	$2,986	$682

Global Equity Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, Global Equity Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended January 31, 2021, Global Equity Fund paid or accrued to EVD $1,570 for Class C shares.

Pursuant to the Class C Plan, Global Equity Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2021 amounted to $523 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2021, the Funds were informed that EVD received no CDSCs paid by Class A or Class C shareholders.

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January 31, 2021

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2021 were as follows:

	Global Equity Fund	International Equity Fund

Purchases	$2,790,241	$8,737,204

Sales	$13,208,457	$9,395,879

7 Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Global Equity Fund
	Six Months Ended January 31, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	1,558	—	18,475

Redemptions	(28,428)	(9,934)	(947,613)

Converted from Class C shares	2	—	—

Converted to Class A shares	—	(2)	—

Net decrease	(26,868)	(9,936)	(929,138)

	Year Ended July 31, 2020
	Class A	Class C	Class I

Sales	24,909	—	242,805

Issued to shareholders electing to receive payments of distributions in Fund shares	11,958	1,552	86,292

Redemptions	(380,415)	(51,020)	(3,115,158)

Converted from Class C shares	26	—	—

Converted to Class A shares	—	(26)	—

Net decrease	(343,522)	(49,494)	(2,786,061)

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January 31, 2021

Notes to Financial Statements (Unaudited) — continued

International Equity Fund
	Six Months Ended January 31, 2021 (Unaudited)
	Class A	Class I

Sales	2,937	237,968

Issued to shareholders electing to receive payments of distributions in Fund shares	—	4,107

Redemptions	(5,706)	(93,490)

Net increase (decrease)	(2,769)	148,585

	Year Ended July 31, 2020
	Class A	Class I

Sales	4,690	3,769,155

Issued to shareholders electing to receive payments of distributions in Fund shares	1,628	113,373

Redemptions	(20,377)	(3,833,931)

Net increase (decrease)	(14,059)	48,597

At January 31, 2021, EVM owned 10.9% of the value of the outstanding shares of International Equity Fund.

8  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2021 is included in the Portfolio of Investments. At January 31, 2021, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing their investment objectives, the Funds are subject to the following risks:

Equity Price Risk: The Funds enter into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Funds enter into forward foreign currency exchange contracts to enhance return.

The Funds enter into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by a Fund for those derivatives in a liability position. At January 31, 2021, the fair values of derivatives with credit-related contingent features in a net liability position were as follows:

Global Equity Fund	International Equity Fund

$17,266	$164,928

At January 31, 2021, there were no assets pledged by the Funds for such liabilities.

The over-the-counter (OTC) derivatives in which the Funds invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between a Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the

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Notes to Financial Statements (Unaudited) — continued

ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event each Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by each Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by the counterparty for the benefit of a Fund, a corresponding liability on the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2021 was as follows:

Global Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$15,529	(1)	$(5,241	)(1)

Foreign Exchange	Forward foreign currency exchange contracts	1,004	(2)	(17,266	)(3)

Total		$16,533		$(22,507)

Derivatives not subject to master netting agreement		$15,529		$(5,241)

Total Derivatives subject to master netting agreement		$1,004		$(17,266)

International Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$108,650	(1)	$(12,184	)(1)

Foreign Exchange	Forward foreign currency exchange contracts	16,661	(2)	(164,928	)(3)

Total		$125,311		$(177,112)

Derivatives not subject to master netting agreement		$108,650		$(12,184)

Total Derivatives subject to master netting agreement		$16,661		$(164,928)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

(2)	Statements of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(3)	Statements of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

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Hexavest Equity Funds

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

Each Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statements of Assets and Liabilities, are presented in the tables above. The following tables present each Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by each Fund for assets and pledged by each Fund for liabilities as of January 31, 2021.

Global Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$1,004	$(1,004)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(17,266)	$1,004	$—	$—	$(16,262)

International Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$16,661	$(16,661)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(164,928)	$16,661	$—	$—	$(148,267)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the six months ended January 31, 2021 was as follows:

Global Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$75,729	$(5,321)

Foreign Exchange	Forward foreign currency exchange contracts	(7,962)	(28,006)

Total		$67,767	$(33,327)

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January 31, 2021

Notes to Financial Statements (Unaudited) — continued

International Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$449,098	$56,756

Foreign Exchange	Forward foreign currency exchange contracts	130,746	(268,495)

Total		$579,844	$(211,739)

(1)	Statements of Operations location: Net realized gain (loss) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statements of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2021, which are indicative of the volume of these derivative types, were approximately as follows:

	Global Equity Fund	International Equity Fund

Futures Contracts — Long	$444,000	$2,355,000

Forward Foreign Currency Exchange Contracts*	$6,925,000	$25,815,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of the notional amounts of currency purchased and currency sold.

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2021.

10  Securities Lending Agreement

The Funds have established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which a Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statements of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statements of Assets and Liabilities.

The Funds are subject to possible delays in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Funds in the event of default by a borrower with respect to a loan. The Funds bear the risk of loss with respect to the investment of cash collateral.

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Notes to Financial Statements (Unaudited) — continued

At January 31, 2021, the value of the securities loaned (all common stocks) and the value of the collateral received, which exceeded the value of the securities loaned, were as follows:

	Global Equity Fund	International Equity Fund

Securities on Loan	$91,739	$871,548

Collateral Received:

Cash	$—	$262,111

U.S. government and/or agencies securities	96,611	663,425

Total Collateral Received	$96,611	$925,536

The securities lending transactions have no contractual maturity date and each of the Funds and borrower has the option to terminate a loan at any time.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2021.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks

International Equity Fund	$262,111	$—	$—	$—	$262,111

The carrying amounts of the liability for collateral for securities loaned at January 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at January 31, 2021.

11  Investments in Affiliated Funds

At January 31, 2021, the value of investments in affiliated funds was $888,075 for Global Equity Fund, representing 12.9% of its net assets and $5,992,749 for International Equity Fund, representing 11.9% of its net assets. Transactions in affiliated funds by the Funds for the six months ended January 31, 2021 were as follows:

Global Equity Fund
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$771,906	$5,477,684	$(5,361,585)	$12	$58	$888,075	$479	888,075

International Equity Fund
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$3,932,601	$7,420,283	$(5,360,514)	$(135)	$514	$5,992,749	$3,010	5,992,749

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Notes to Financial Statements (Unaudited) — continued

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Global Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks

Asia/Pacific	$—	$816,508	$—	$816,508

Developed Europe	—	1,288,434	—	1,288,434

North America	3,664,400	—	—	3,664,400

Total Common Stocks	$3,664,400	$2,104,942 *	$—	$5,769,342

Short-Term Investments	$—	$888,075	$—	$888,075

Total Investments	$3,664,400	$2,993,017	$—	$6,657,417

Forward Foreign Currency Exchange Contracts	$—	$1,004	$—	$1,004

Futures Contracts	15,529	—	—	15,529

Total	$3,679,929	$2,994,021	$—	$6,673,950

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(17,266)	$—	$(17,266)

Futures Contracts	(5,241)	—	—	(5,241)

Total	$(5,241)	$(17,266)	$—	$(22,507)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

37

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

International Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks

Asia/Pacific	$—	$14,207,945	$—	$14,207,945

Developed Europe	688,532	25,645,918	—	26,334,450

North America	1,614,897	—	—	1,614,897

Total Common Stocks	$2,303,429	$39,853,863 *	$—	$42,157,292

Rights	$1,662	$—	$—	$1,662

Short-Term Investments	262,111	5,992,749	—	6,254,860

Total Investments	$2,567,202	$45,846,612	$—	$48,413,814

Forward Foreign Currency Exchange Contracts	$—	$16,661	$—	$16,661

Futures Contracts	108,650	—	—	108,650

Total	$2,675,852	$45,863,273	$—	$48,539,125

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(164,928)	$—	$(164,928)

Futures Contracts	(7,768)	(4,416)	—	(12,184)

Total	$(7,768)	$(169,344)	$—	$(177,112)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

13  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

14  Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance (the “Transaction”). Under the Investment Company Act of 1940, as amended, consummation of this Transaction may have been deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement and, where applicable, any related sub-advisory agreement. On November 24, 2020, each Fund’s Board approved a new investment advisory and administrative agreement and a

38

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

new sub-advisory agreement. At a joint special meeting of shareholders on February 18, 2021, a new investment advisory and administrative agreement and a new sub-advisory agreement were approved by International Equity Fund’s shareholders and the meeting was adjourned with respect to Global Equity Fund. The Funds liquidated prior to the closing of the Transaction (see Note 15).

15  Subsequent Event

On February 16, 2021, the Funds’ Trustees approved a Plan of Liquidation and Termination for the Funds. All of the Funds’ outstanding shares were redeemed and the Funds were liquidated on February 25, 2021.

39

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Hexavest Global Equity Fund and Eaton Vance Hexavest International Equity Fund.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Hexavest Global Equity Fund	Eaton Vance Management	Hexavest Inc.
Eaton Vance Hexavest International Equity Fund

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

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Eaton Vance

Hexavest Equity Funds

January 31, 2021

Board of Trustees’ Contract Approval — continued

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;
•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

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Eaton Vance

Hexavest Equity Funds

January 31, 2021

Board of Trustees’ Contract Approval — continued

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by

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Eaton Vance

Hexavest Equity Funds

January 31, 2021

Board of Trustees’ Contract Approval — continued

the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

43

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

44

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Board of Trustees’ Contract Approval — continued

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

45

Eaton Vance

Hexavest Equity Funds

January 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

46

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers including auditors, accountants, and legal counsel. Eaton Vance may share your personal information with our affiliates. Eaton Vance may also share your information as required or permitted by applicable law.

•	We have adopted a Privacy Program we believe is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to your information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance WaterOak Advisors, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec H3B 4W8

Canada

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

21088    1.31.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 22, 2021